Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net income (loss)	$ 20,198	$ 14,462	$ 8,284
Adjustments to the profit or loss items:
Depreciation and amortization	14,918	13,808	12,714
Financial expense, net	2,766	6,717	1,635
Cost of share-based payment	845	874	1,314
Taxes on income	3,269	(1,128)	145
Loss (gain) from sale of property and equipment	(8)	11	(5)
Change in employee benefit liabilities, net	183	52	(125)
Adjustments to the profit or loss items	21,973	20,334	15,678
Changes in asset and liability items:
Decrease (increase) in trade receivables, net	(5,407)	(1,977)	7,835
Decrease (increase) in other accounts receivables	(535)	593	(1,150)
Decrease (increase) in inventories	(6,124)	9,659	(19,694)
Decrease in contract asset	475	476	2,814
Increase (decrease) in trade payables	(6,870)	1,226	(8,885)
Increase in other accounts payables	950	1,413	765
Increase (decrease) in deferred revenues	(171)	23	113
Total changes in asset and liability	(17,682)	11,413	(18,202)
Cash (paid) received during the year for:
Interest paid	(864)	(594)	(1,228)
Interest received	1,921	2,118
Taxes paid	(56)	(139)	(217)
Cash (paid) received during the year	1,001	1,385	(1,445)
Net cash provided by operating activities	25,490	47,594	4,315
Cash Flows from Investing Activities
Purchase of property and equipment and intangible assets	(9,846)	(10,740)	(5,850)
Proceeds from sale of property and equipment	8	1	7
Net cash used in investing activities	(9,838)	(10,739)	(5,843)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments	50	7	4
Proceeds from issuance of ordinary shares, net			58,231
Repayment of lease liabilities	(972)	(1,251)	(850)
Repayment of long-term loans			(17,407)
Dividends Paid	(11,534)
Repayment of other long-term liabilities	(5,889)	(12,667)	(17,300)
Net cash provided by (used in) financing activities	(18,345)	(13,911)	22,678
Exchange differences on balances of cash and cash equivalent	(273)	(150)	233
Increase (decrease) in cash and cash equivalents	(2,966)	22,794	21,383
Cash and cash equivalents at the beginning of the year	78,435	55,641	34,258
Cash and cash equivalents at the end of the year	75,469	78,435	55,641
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	1,221	3,304	6,546
Purchase of property and equipment in credit	$ 2,523	$ 1,955	$ 646